Schedule of key inputs of convertible debt (Details)	9 Months Ended		12 Months Ended
	May 31, 2022 $ / shares	May 31, 2022 $ / shares	Aug. 31, 2021 $ / shares	Aug. 31, 2021 $ / shares
IfrsStatementLineItems [Line Items]
Share price | (per share)	$ 0.93	$ 1.18	$ 6.66	$ 8.42
Convertible [Member]
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Discount for lack of marketability	0.00%	0.00%	0.00%	0.00%
Convertible [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	1.05%	1.05%	0.10%	0.10%
Credit spread	7.07%	7.07%	1.14%	1.14%
Convertible [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	2.40%	2.40%	0.30%	0.30%
Credit spread	8.73%	8.73%	8.45%	8.45%